PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 262,528	$ 251,660
Less: Accumulated depreciation	(42,305)	(34,555)
Property plant and equipment Net	220,223	217,105
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	178,682	183,754
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	33,081	20,175
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	3,190	3,305
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	10,154	7,005
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 37,421	$ 37,421